Basis of Preparation	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Basis of Preparation

2.	BASIS OF PREPARATION
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements have been prepared using the historical cost convention, other than for certain financial instruments, which are measured in accordance with the policy disclosed in note 3.
The consolidated financial statements were authorized for issue by the Board of Directors on February 20, 2019.